Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Other Current Liabilities
Other Current Liabilities
24.

OTHER CURRENT LIABILITIES
As at December 31 December 31
millions of Canadian dollars

2021 2020
Accrued charges $

157 $

141
Accrued interest on long-term debt

75

71
Pension and post-retirement liabilities (note 21)

27

23
Sales and other taxes payable 6 6
Income tax payable 6 1
Other

95

98
$

366 $

340